Asset Retirement Obligations (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
Asset Retirement Obligations [Abstract]
Asset retirement obligation - beginning of period	$ 21,171	$ 2,963	$ 2,963
Additions to ARO from new properties			17,545
Accretion expense during period	630	100	663
Asset retirement obligation - end of period	$ 21,801		$ 21,171